UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
10/31/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (20.6%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.904s, 2032			$583,006	$899,564
IFB Ser. 3408, Class EK, 25.093s, 2037			212,068	315,384
IFB Ser. 2979, Class AS, 23.635s, 2034			81,101	105,185
IFB Ser. 3072, Class SM, 23.159s, 2035			384,499	560,376
IFB Ser. 3072, Class SB, 23.012s, 2035			344,402	498,501
IFB Ser. 3998, Class KS, IO, 6.526s, 2027			4,347,464	713,256
IFB Ser. 4048, Class GS, IO, 6.476s, 2040			4,238,662	791,655
IFB Ser. 3860, Class SP, IO, 6.426s, 2040			7,234,432	1,071,130
IFB Ser. 4032, Class SA, IO, 6.326s, 2042			7,824,903	1,447,703
IFB Ser. 4125, Class SH, IO, 5.976s, 2042			4,638,382	801,095
IFB Ser. 4112, Class SC, IO, 5.976s, 2042			18,354,911	3,353,626
IFB Ser. 4105, Class LS, IO, 5.976s, 2041			5,237,537	1,018,491
IFB Ser. 4240, Class SA, IO, 5.826s, 2043			7,805,514	1,687,084
IFB Ser. 311, Class S1, IO, 5.776s, 2043			13,740,593	3,075,832
IFB Ser. 308, Class S1, IO, 5.776s, 2043			5,761,228	1,369,905
IFB Ser. 314, Class AS, IO, 5.716s, 2043			4,329,689	960,807
Ser. 3632, Class CI, IO, 5s, 2038			1,057,321	79,373
Ser. 3626, Class DI, IO, 5s, 2037			364,396	8,286
Ser. 4122, Class TI, IO, 4 1/2s, 2042			7,332,213	1,446,646
Ser. 4000, Class PI, IO, 4 1/2s, 2042			4,332,045	831,319
Ser. 4019, Class GI, IO, 4 1/2s, 2041			17,957,856	2,803,221
Ser. 4024, Class PI, IO, 4 1/2s, 2041			8,822,588	1,583,743
Ser. 3747, Class HI, IO, 4 1/2s, 2037			944,231	91,260
Ser. 304, Class C53, IO, 4s, 2032			4,677,254	700,045
Ser. 4122, Class AI, IO, 3 1/2s, 2042			10,926,756	1,704,574
Ser. 4122, Class CI, IO, 3 1/2s, 2042			9,900,841	1,544,531
Ser. 4105, Class HI, IO, 3 1/2s, 2041			4,833,149	757,983
Ser. 304, IO, 3 1/2s, 2027			9,774,135	1,194,888
Ser. 304, Class C37, IO, 3 1/2s, 2027			7,225,751	900,112
Ser. 4165, Class TI, IO, 3s, 2042			20,591,305	2,870,428
Ser. 4183, Class MI, IO, 3s, 2042			9,194,394	1,276,182
Ser. 4210, Class PI, IO, 3s, 2041			6,384,957	736,265
Ser. T-57, Class 1AX, IO, 0.399s, 2043			4,621,559	53,704
FRB Ser. 3326, Class WF, zero %, 2035			4,049	3,702

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.879s, 2036			395,017	779,918
IFB Ser. 07-53, Class SP, 23.576s, 2037			339,464	504,909
IFB Ser. 08-24, Class SP, 22.659s, 2038			340,365	513,788
IFB Ser. 05-75, Class GS, 19.739s, 2035			321,403	433,265
IFB Ser. 05-83, Class QP, 16.951s, 2034			421,347	554,617
IFB Ser. 10-99, Class NS, IO, 6.43s, 2039			5,310,168	667,329
IFB Ser. 10-35, Class SG, IO, 6.23s, 2040			5,813,339	1,040,413
IFB Ser. 12-132, Class SB, IO, 6.03s, 2042			15,021,622	2,277,128
IFB Ser. 13-19, Class DS, IO, 6.03s, 2041			10,098,190	1,944,690
IFB Ser. 13-41, Class SP, IO, 6.03s, 2040			3,513,869	629,334
IFB Ser. 13-18, Class SB, IO, 5.98s, 2041			4,505,806	824,563
IFB Ser. 12-105, Class S, IO, 5.88s, 2042			3,548,634	689,766
IFB Ser. 13-101, Class CS, IO, 5.73s, 2043			5,194,474	1,189,898
IFB Ser. 13-102, Class SH, IO, 5.73s, 2043			6,670,808	1,500,932
IFB Ser. 10-46, Class WS, IO, 5.58s, 2040			5,001,922	608,334
Ser. 374, Class 6, IO, 5 1/2s, 2036			866,258	132,096
Ser. 12-132, Class PI, IO, 5s, 2042			9,870,685	1,757,673
Ser. 398, Class C5, IO, 5s, 2039			551,150	70,382
Ser. 10-13, Class EI, IO, 5s, 2038			279,658	8,989
Ser. 378, Class 19, IO, 5s, 2035			2,383,038	378,975
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			21,614,278	3,512,969
Ser. 409, Class 81, IO, 4 1/2s, 2040			10,070,879	1,819,915
Ser. 409, Class 82, IO, 4 1/2s, 2040			10,676,418	1,954,645
Ser. 366, Class 22, IO, 4 1/2s, 2035			1,022,821	81,304
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			4,079,760	503,565
Ser. 418, Class C24, IO, 4s, 2043			7,588,000	1,638,576
Ser. 13-44, Class PI, IO, 4s, 2043			6,638,769	1,188,755
Ser. 13-60, Class IP, IO, 4s, 2042			4,763,260	869,095
Ser. 12-96, Class PI, IO, 4s, 2041			4,482,231	698,511
Ser. 406, Class 2, IO, 4s, 2041			4,214,946	757,426
Ser. 406, Class 1, IO, 4s, 2041			2,887,304	526,644
Ser. 409, Class C16, IO, 4s, 2040			7,188,934	1,357,733
Ser. 418, Class C15, IO, 3 1/2s, 2043			15,489,000	3,340,163
Ser. 12-145, Class TI, IO, 3s, 2042			10,104,560	1,173,139
Ser. 13-35, Class IP, IO, 3s, 2042			8,447,431	1,031,840
Ser. 13-53, Class JI, IO, 3s, 2041			6,823,168	955,243
Ser. 13-23, Class PI, IO, 3s, 2041			8,905,580	974,449
Ser. 03-W10, Class 1, IO, 1.147s, 2043			770,212	25,092
Ser. 00-T6, IO, 0.751s, 2030			3,619,824	76,921
Ser. 99-51, Class N, PO, zero %, 2029			42,510	40,825

Government National Mortgage Association
IFB Ser. 10-151, Class SL, IO, 6.528s, 2039			2,400,311	425,839
IFB Ser. 10-163, Class SI, IO, 6.454s, 2037			7,319,612	1,084,254
Ser. 10-9, Class XD, IO, 6.425s, 2040			24,696,824	4,854,408
IFB Ser. 10-35, Class CS, IO, 6.298s, 2040			9,359,496	1,788,881
IFB Ser. 11-56, Class MI, IO, 6.278s, 2041			6,424,739	1,440,748
IFB Ser. 10-67, Class SE, IO, 6.278s, 2040			2,609,823	482,713
IFB Ser. 13-91, Class SP, IO, 6.128s, 2042			8,217,629	1,593,481
IFB Ser. 12-149, Class LS, IO, 6.078s, 2042			9,602,434	1,658,724
IFB Ser. 10-20, Class SE, IO, 6.078s, 2040			3,805,767	678,568
IFB Ser. 10-26, Class QS, IO, 6.078s, 2040			5,110,256	957,304
IFB Ser. 13-87, Class SA, IO, 6.028s, 2043			6,792,408	1,161,895
IFB Ser. 10-120, Class SB, IO, 6.028s, 2035			1,068,600	98,642
IFB Ser. 13-129, Class SN, IO, 5.978s, 2043			4,828,928	789,578
IFB Ser. 13-99, Class SL, IO, 5.978s, 2043			7,807,760	1,449,511
IFB Ser. 10-20, Class SC, IO, 5.978s, 2040			4,592,825	815,961
IFB Ser. 12-77, Class MS, IO, 5.928s, 2042			4,033,146	942,143
Ser. 13-149, Class MS, IO, 5.922s, 2039			8,251,000	1,333,052
IFB Ser. 13-99, Class AS, IO, 5.878s, 2043			3,206,744	748,005
IFB Ser. 11-17, Class S, IO, 5.878s, 2041			7,854,727	1,315,667
IFB Ser. 10-158, Class SA, IO, 5.878s, 2040			2,550,603	457,910
IFB Ser. 10-151, Class SA, IO, 5.878s, 2040			2,532,843	455,025
IFB Ser. 11-128, Class TS, IO, 5 7/8s, 2041			3,481,740	743,351
IFB Ser. 10-89, Class SD, IO, 5.758s, 2040			3,756,922	635,559
IFB Ser. 11-70, Class SM, IO, 5.715s, 2041			5,451,000	1,342,472
IFB Ser. 11-70, Class SH, IO, 5.715s, 2041			5,599,000	1,382,113
IFB Ser. 10-43, Class KS, IO, 5.578s, 2040			6,079,487	948,400
IFB Ser. 10-31, Class SA, IO, 5.578s, 2040			9,349,095	1,582,347
IFB Ser. 10-37, Class SG, IO, 5.528s, 2040			5,139,990	835,197
IFB Ser. 10-115, Class BS, IO, 5.228s, 2040			8,371,380	1,282,161
Ser. 13-22, Class IE, IO, 5s, 2043			7,472,865	1,546,668
Ser. 13-22, Class OI, IO, 5s, 2043			6,953,296	1,450,171
Ser. 13-3, Class IT, IO, 5s, 2043			6,202,402	1,293,565
Ser. 13-6, Class IC, IO, 5s, 2043			5,940,012	1,255,006
Ser. 12-146, Class IO, IO, 5s, 2042			5,754,400	1,121,072
Ser. 13-6, Class CI, IO, 5s, 2042			4,385,299	864,606
Ser. 13-130, Class IB, IO, 5s, 2040			5,292,954	681,962
Ser. 13-16, Class IB, IO, 5s, 2040			8,728,577	900,155
Ser. 11-41, Class BI, IO, 5s, 2040			5,114,223	579,230
Ser. 10-35, Class UI, IO, 5s, 2040			3,303,831	686,369
Ser. 10-20, Class UI, IO, 5s, 2040			5,918,502	1,256,971
Ser. 10-9, Class UI, IO, 5s, 2040			33,675,804	6,906,403
Ser. 09-121, Class UI, IO, 5s, 2039			12,678,694	2,589,623
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			11,018,665	2,220,702
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			2,224,301	447,240
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			2,950,842	373,695
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			788,206	145,976
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			5,656,242	1,155,994
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			25,903,693	5,390,905
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			20,077,856	4,170,893
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			2,812,173	489,234
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			8,967,205	1,467,035
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			3,774,997	405,057
Ser. 13-149, Class IL, IO, 4s, 2043(FWC)			3,995,000	717,227
Ser. 13-149, Class LS, IO, 4s, 2043(FWC)			4,329,000	799,512
Ser. 12-56, Class IB, IO, 4s, 2042			4,415,278	919,880
Ser. 12-47, Class CI, IO, 4s, 2042			10,977,481	2,242,290
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			19,851,389	3,270,715
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			6,686,715	1,078,233
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			8,436,606	1,371,455
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			12,318,320	1,935,701
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			17,287,306	2,517,377
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			8,972,155	1,463,986
Ser. 06-36, Class OD, PO, zero %, 2036			13,133	12,131

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 5.997s, 2045			7,240,340	1,267,059

				164,567,672
Commercial mortgage-backed securities (15.8%)

Banc of America Commercial Mortgage Trust FRB Ser. 05-5, Class D, 5.223s, 2045			1,456,000	1,438,819

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			632,734	314,140
Ser. 07-5, Class XW, IO, 0.367s, 2051			183,630,719	1,793,338

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 5.887s, 2050			922,000	875,900
FRB Ser. 06-PW12, Class AJ, 5 3/4s, 2038			1,500,000	1,569,758
Ser. 05-PWR7, Class D, 5.304s, 2041			1,026,000	941,355
Ser. 05-PWR7, Class B, 5.214s, 2041			1,641,000	1,659,112

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class C, 5.443s, 2039			936,000	902,585
Ser. 06-PW14, Class XW, IO, 0.639s, 2038			42,086,718	845,943

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.778s, 2049			3,592,000	3,678,743
Ser. 06-C5, Class AJ, 5.482s, 2049			2,069,000	2,049,198

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045			917,000	845,016

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.119s, 2044			2,160,000	2,095,200
Ser. 07-CD5, Class XS, IO, 0.038s, 2044			57,452,741	248,721

Commercial Mortgage Trust
FRB Ser. 07-C9, Class F, 5.8s, 2049			1,138,000	1,092,480
Ser. 07-C9, Class AJ, 5.65s, 2049			670,000	704,237
FRB Ser. 04-LB3A, Class E, 5.361s, 2037			1,522,000	1,538,742

Commercial Mortgage Trust 144A
FRB Ser. 13-LC6, Class D, 4.29s, 2046			3,424,000	2,956,391
FRB Ser. 13-CR6, Class D, 4.176s, 2046			2,077,000	1,766,303
FRB Ser. 13-CR8, Class D, 3.971s, 2046			1,648,000	1,362,776
FRB Ser. 07-C9, Class AJFL, 0.864s, 2049			3,142,000	2,764,960

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.567s, 2014 (Ireland)		GBP	260,928	372,351
FRB Ser. 05-CT1A, Class D, 1.565s, 2014 (Ireland)		GBP	11,104	14,955

Credit Suisse First Boston Commercial Mortgage Trust Ser. 05-C5, Class C, 5.1s, 2038			$950,000	974,237

Credit Suisse Mortgage Capital Certificates Ser. 06-C5, Class AX, IO, 0.213s, 2039			55,051,290	985,418

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			1,084,042	44,446

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			328,181	19,622

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.417s, 2044			4,074,000	4,022,393

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.444s, 2044			473,000	473,583

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			19,893	19,893

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.047s, 2020			4,507,354	81,132

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			891,000	557,143

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.28s, 2044			597,000	572,953

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B, 4.965s, 2041			1,054,000	927,520

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			1,127,000	1,042,813
FRB Ser. 05-GG3, Class D, 4.986s, 2042			1,937,000	1,942,708

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039			2,015,000	2,018,945

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045			2,168,000	2,133,962
FRB Ser. 11-GC3, Class D, 5.543s, 2044			833,000	836,692
FRB Ser. GC10, Class D, 4.415s, 2046			923,000	812,794
Ser. 05-GG4, Class XC, IO, 0.743s, 2039			119,526,796	1,135,505

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.17s, 2030 (Cayman Islands)			729,000	485,733

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.072s, 2051			2,589,000	2,644,922
FRB Ser. 06-LDP7, Class AJ, 5.863s, 2045			1,191,000	1,198,707
FRB Ser. 06-LDP7, Class B, 5.863s, 2045			1,231,000	1,065,254
Ser. 06-LDP6, Class AJ, 5.565s, 2043			2,039,000	2,077,945
FRB Ser. 04-CBX, Class E, 5.126s, 2037			4,261,000	3,672,982
FRB Ser. 04-CBX, Class B, 5.021s, 2037			573,000	568,755
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			1,965,000	1,795,554
FRB Ser. 13-C10, Class D, 4.161s, 2047			1,358,000	1,157,696

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6.172s, 2051			1,675,000	1,644,679
FRB Ser. 07-CB20, Class C, 6.172s, 2051			1,904,000	1,778,584
FRB Ser. 12-LC9, Class E, 4.427s, 2047			2,803,000	2,464,906
Ser. 07-CB20, Class X1, IO, 0.154s, 2051			114,201,218	1,011,252

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			1,951,082	2,031,337
Ser. 98-C4, Class J, 5.6s, 2035			965,000	1,056,386

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			1,131,000	1,129,190
Ser. 06-C6, Class E, 5.541s, 2039			1,750,000	1,610,700
Ser. 06-C6, Class D, 5.502s, 2039			1,500,000	1,421,850
Ser. 07-C1, Class AJ, 5.484s, 2040			841,000	857,820
FRB Ser. 06-C6, Class C, 5.482s, 2039			1,028,000	981,740
Ser. 04-C8, Class E, 4.986s, 2039			1,467,000	1,470,668

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.377s, 2028			134,318	15

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263s, 2051			917,000	956,614
FRB Ser. 05-CIP1, Class B, 5.18s, 2038			1,046,000	1,004,160
Ser. 04-KEY2, Class D, 5.046s, 2039			2,993,000	2,996,292
Ser. 05-MCP1, Class D, 5.023s, 2043			1,017,000	974,184

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			785,000	745,750

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			893,000	857,012

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.619s, 2037			260,347	12,054
Ser. 07-C5, Class X, IO, 5 1/2s, 2049			3,007,186	245,086

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			2,480,000	2,533,191
FRB Ser. 07-T27, Class AJ, 5.647s, 2042			902,000	968,658
Ser. 07-HQ11, Class C, 5.558s, 2044			1,119,000	972,523
FRB Ser. 06-HQ8, Class B, 5.496s, 2044			4,110,000	3,966,972
FRB Ser. 06-HQ8, Class D, 5.496s, 2044			1,340,000	1,246,334
Ser. 04-IQ8, Class C, 5.3s, 2040			3,200,000	3,281,600

Morgan Stanley Capital I Trust 144A FRB Ser. 04-RR, Class F7, 6s, 2039			2,345,901	2,216,876

Morgan Stanley/Bank of America/Merrill Lynch Trust 144A Ser. 13-C10, Class D, 4.083s, 2046			1,018,000	812,272

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			376,000	282,000

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			1,027,708	256,927

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			1,265,000	1,148,931
Ser. 13-C6, Class D, 4.355s, 2046			2,512,000	2,157,306

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			2,635,000	2,538,296
FRB Ser. 06-C25, Class AJ, 5.724s, 2043			1,491,000	1,558,990
Ser. 06-C24, Class AJ, 5.658s, 2045			1,705,000	1,644,132
Ser. 03-C9, Class E, 5.289s, 2035			2,500,000	2,493,750
Ser. 07-C34, IO, 0.337s, 2046			30,167,933	365,032

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 04-C15, Class G, 5.395s, 2041			1,500,000	1,455,000
FRB Ser. 03-C8, Class H, 5.194s, 2035			3,208,000	3,062,678

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 12-C10, Class D, 4.46s, 2045			1,914,000	1,712,877

WFRBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.486s, 2046			1,371,000	1,146,713

				126,171,667
Residential mortgage-backed securities (non-agency) (11.8%)

Banc of America Funding Corp.
Ser. 06-2, Class 2A2, 6 1/4s, 2036			970,859	968,965
Ser. 06-2, Class 2A13, 6s, 2036			2,203,508	2,211,881
FRB Ser. 07-C, Class 07-C, 2.706s, 2036			4,149,792	3,838,557
FRB Ser. 06-G, Class 2A5, 0.453s, 2036			1,028,749	892,440

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			404,912	221,122
Ser. 13-RR1, Class 3A3, 14.249s, 2037			975,985	819,339
Ser. 13-RR1, Class 9A4, 10.197s, 2036			650,000	652,275
Ser. 13-RR1, Class 2A4, 9.99s, 2036			2,160,000	1,972,080
Ser. 13-RR1, Class 3A2, 4s, 2037			894,065	889,058
Ser. 13-RR1, Class 4A2, 4s, 2037			855,725	846,997
Ser. 12-RR10, Class 8A2, 4s, 2036			830,813	822,338
FRB Ser. 12-RR10, Class 9A2, 2.654s, 2035			2,320,000	2,028,840
Ser. 13-RR1, Class 1A2, 2.443s, 2035			1,510,000	1,223,855

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 3A3, 13.998s, 2036			1,887,704	1,300,628
FRB Ser. 12-RR12, Class 2A3, 13.246s, 2035			863,183	794,129
FRB Ser. 12-RR11, Class 5A3, 11.386s, 2037			451,665	271,496
FRB Ser. 13-RR2, Class 3A2, 8.082s, 2036			800,000	740,000
FRB Ser. 10-RR12, Class 6A1, 6.005s, 2037			2,291,826	2,337,663
Ser. 12-RR12, Class 2A2, 4s, 2035			686,990	679,982
FRB Ser. 12-RR1, Class 1A4, 2.813s, 2037			1,141,082	805,604
FRB Ser. 09-RR11, Class 2A2, 2.43s, 2035			1,970,000	1,573,242
Ser. 09-RR7, Class 1A7, IO, 1.731s, 2046			71,274,099	2,383,228
Ser. 09-RR7, Class 2A7, IO, 1.572s, 2047			66,080,440	2,068,318

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.045s, 2034			79,080	5,291

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 8.504s, 2037			1,370,000	1,319,406
FRB Ser. 11-12, Class 2A2, 0.54s, 2035			2,080,000	1,684,800

Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 4A7, 6s, 2037			1,514,496	1,319,277
Ser. 07-9T1, Class 2A2, 6s, 2037			2,499,171	1,978,843
FRB Ser. 05-81, Class A1, 0.45s, 2037			1,692,802	1,244,210

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-4R, Class 3A4, 2.723s, 2038			1,500,000	1,350,000
FRB Ser. 08-4R, Class 1A4, 0.571s, 2037			1,200,000	909,600

DSLA Mortgage Loan Trust Ser. 04-AR2, Class X2, IO, zero %, 2044			11,679,264	599,474

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.067s, 2043 (United Kingdom)		GBP	746,898	1,182,605
FRB Ser. 03-2, Class 2C1, 2.774s, 2043 (United Kingdom)		EUR	2,002,000	2,684,236

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021			$7,331	7,309

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5, 2.657s, 2035			2,100,000	1,942,500

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4, 2.811s, 2035			1,033,074	878,113

MLCC Mortgage Investors, Inc. Ser. 04-A, Class XA2, IO, 1.152s, 2029			15,299,133	650,213

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.52s, 2035			1,147,140	977,937

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.56s, 2035			951,260	841,865

Residential Accredit Loans, Inc. Ser. 05-QR1, Class A, 6s, 2034			5,673,127	5,780,349

WAMU Mortgage Pass-Through Certificates
Ser. 05-AR17, Class X, IO, 1.639s, 2045			15,985,950	830,520
Ser. 04-AR10, Class X, IO, 1.603s, 2044			4,997,673	225,286
Ser. 05-AR11, Class X, IO, 1.515s, 2045			28,427,809	1,282,094
FRB Ser. 06-AR1, Class 2A1B, 1.218s, 2046			5,225,866	4,441,986
FRB Ser. 06-AR3, Class A1B, 1.148s, 2046			2,401,377	1,940,313
FRB Ser. 07-OA4, Class A1A, 0.913s, 2047			618,289	417,345
FRB Ser. 05-AR19, Class A1C3, 0.67s, 2045			4,565,569	3,835,078
FRB Ser. 05-AR13, Class A1C3, 0.66s, 2045			9,209,260	7,864,708
FRB Ser. 05-AR8, Class 2AC2, 0.63s, 2045			2,740,854	2,385,914
FRB Ser. 05-AR11, Class A1B2, 0.62s, 2045			1,641,123	1,411,366
FRB Ser. 05-AR13, Class A1B2, 0.6s, 2045			1,958,617	1,748,066
FRB Ser. 05-AR17, Class A1B2, 0.58s, 2045			1,750,220	1,505,190
FRB Ser. 05-AR15, Class A1B2, 0.58s, 2045			3,043,583	2,609,873
FRB Ser. 05-AR19, Class A1C4, 0.57s, 2045			1,700,779	1,394,639
FRB Ser. 05-AR11, Class A1B3, 0.57s, 2045			3,873,865	3,370,263
FRB Ser. 05-AR8, Class 2AC3, 0.56s, 2045			953,361	829,901
FRB Ser. 05-AR19, Class A1B3, 0.52s, 2045			1,099,575	970,375
FRB Ser. 05-AR6, Class 2AB3, 0.44s, 2045			918,085	826,277

Wells Fargo Mortgage Backed Securities Trust Ser. 07-12, Class A7, 5 1/2s, 2037			668,107	675,456

				94,262,715

Total mortgage-backed securities (cost $365,511,398)				$385,002,054

CORPORATE BONDS AND NOTES (32.2%)(a)
			Principal amount	Value

Basic materials (2.3%)

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			$451,000	$571,008

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			365,000	360,438

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			732,000	702,720

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			590,000	637,200

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			300,000	313,500

Boise Cascade Co. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			86,000	89,655

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			250,000	246,250

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			430,000	460,100

Cemex SAB de CV 144A company guaranty sr. notes 9 1/2s, 2018 (Mexico)			210,000	238,875

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			420,000	426,300

CPG Merger Sub LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			35,000	35,700

Exopack Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)(FWC)			200,000	202,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			650,000	688,188

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			235,000	260,850

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			200,000	207,500

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			340,000	358,700

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			169,000	179,140

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			400,000	395,000

Grohe Holding GmbH 144A company guaranty sr. FRN notes 4.224s, 2017 (Germany)		EUR	421,000	571,607

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			$754,000	909,513

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			355,000	374,525

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			500,000	507,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			500,000	515,000

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			661,000	741,973

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			415,000	412,925

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			145,000	129,413

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			100,000	109,500

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			615,000	621,919

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	278,220	381,958

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			$615,000	701,100

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			526,000	579,915

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			81,000	85,050

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			185,000	195,638

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			200,000	194,760

NOVA Chemicals Corp. 144A sr. notes 5 1/4s, 2023 (Canada)			140,000	142,064

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			360,000	400,500

Nufarm Australia, Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			136,000	138,720

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)			130,000	143,975

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			390,000	407,550

PolyOne Corp. sr. unsec. notes 5 1/4s, 2023			63,000	62,606

PQ Corp. 144A sr. notes 8 3/4s, 2018			315,000	341,775

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			298,000	336,740

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			320,000	334,400

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			265,000	259,700

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			200,000	202,686

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			75,000	81,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			95,000	103,075

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			45,000	44,550

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			480,000	544,800

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			335,000	352,588

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			528,000	538,560

USG Corp. sr. unsec. notes 9 3/4s, 2018			418,000	491,150

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			75,000	76,313

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			125,000	120,938

				18,529,110
Capital goods (2.1%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			840,000	882,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			974,000	1,090,880

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	176,447	262,277

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	124,648	185,281

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. notes 4 7/8s, 2022 (Ireland)			$200,000	197,000

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			365,000	363,175

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			435,000	480,131

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			325,000	333,531

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			199,000	215,915

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			56,000	65,800

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			245,000	258,475

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			244,000	247,050

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			275,000	288,063

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			528,000	576,840

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			61,000	65,880

Crown Americas, LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			386,000	358,980

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	100,000	145,304

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			$345,000	363,975

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			138,000	107,640

Gardner Denver, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2021			75,000	76,313

Gestamp Funding Luxembourg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)			260,000	262,600

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			443,000	448,538

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	215,884

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$464,000	505,760

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			660,000	864,369

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			457,000	461,570

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			455,000	433,388

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			45,000	50,400

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			230,000	234,600

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			265,000	280,238

Rexam PLC unsec. sub. FRB bonds 6 3/4s, 2067 (United Kingdom)		EUR	135,000	193,623

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			$565,000	580,538

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			330,000	364,650

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			310,000	320,075

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			210,000	232,050

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			185,000	197,950

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			845,000	878,800

Schaeffler Holding Finance BV 144A sr. unsec. notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	220,000	317,001

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			$345,000	372,600

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			330,000	361,350

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			100,000	107,000

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			662,000	691,790

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			544,000	584,800

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			105,000	114,450

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			519,000	557,925

Triumph Group, Inc. unsec. sub. FRN notes 4 7/8s, 2021			345,000	333,788

				16,530,247
Communication services (4.2%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			472,000	549,880

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			400,000	454,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			45,000	51,075

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			296,000	308,580

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			1,331,000	1,247,813

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			767,000	715,228

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			139,000	147,166

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			95,000	96,544

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			131,000	139,515

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			404,000	418,948

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			160,000	172,800

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			510,000	504,900

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			170,000	185,725

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022			100,000	100,750

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			887,000	923,811

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			251,000	271,708

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			801,000	813,015

Equinix, Inc. sr. unsec. notes 7s, 2021			305,000	333,213

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			145,000	170,919

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			384,000	443,520

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			115,000	121,613

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			488,000	523,380

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			594,000	650,430

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			979,000	1,018,160

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			190,000	193,800

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			323,000	352,070

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			431,000	455,783

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			1,317,000	1,389,435

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			605,000	636,763

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	245,000	354,986

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$285,000	318,488

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			332,000	375,990

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			85,000	93,713

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			44,000	46,860

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			150,000	152,625

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			131,000	142,790

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			855,000	894,544

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			480,000	502,200

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			130,000	123,500

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			245,000	213,150

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			371,000	415,520

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	410,000	700,124

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$413,000	399,578

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			145,000	153,221

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			382,000	407,240

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			153,000	165,814

SBA Telecommunications, Inc. notes 5 3/4s, 2020			125,000	130,000

Sprint Capital Corp. company guaranty 6 7/8s, 2028			350,000	332,500

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			510,000	553,350

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			465,000	501,038

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			1,295,000	1,498,963

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			238,000	254,660

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			959,000	1,162,788

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	160,000	186,752

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	100,000	143,389

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			$175,000	181,781

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	680,000	960,496

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)		EUR	200,000	281,146

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	678,000	1,019,053

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	305,000	448,907

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	188,811	267,769

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	535,000	712,478

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	677,000	1,009,544

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$375,000	368,438

Virgin Media Secured Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	79,000	137,542

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	535,000	881,409

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			$37,000	40,330

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			1,027,000	1,134,835

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	760,000	1,085,702

Wind Acquisition Holdings Finance SA company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)		EUR	281,593	385,200

Windstream Holdings, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			$205,000	198,850

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			584,000	667,950

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			254,000	271,145

				33,666,902
Consumer cyclicals (5.0%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			60,000	66,900

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			361,000	412,443

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			600,000	690,000

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			130,000	138,450

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			135,000	149,513

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			291,000	280,815

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			244,000	244,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			83,000	78,228

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			480,000	494,400

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			225,000	221,157

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			235,000	254,388

Building Materials Corp. 144A sr. notes 7s, 2020			140,000	150,500

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			360,000	391,500

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			320,000	358,400

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			53,000	54,391

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			754,000	706,875

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			70,000	76,650

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			235,000	231,475

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			886,000	1,036,620

Chinos Intermediate Holdings A, Inc. 144A sr. unsec. notes 7 3/4s, 2019(PIK)			175,000	175,875

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			505,000	571,281

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			60,000	57,150

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			100,000	109,500

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			313,000	315,348

Clear Channel Communications, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			603,000	612,045

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			461,000	489,813

Clear Channel Worldwide Holdings, Inc. sr. unsec. notes 6 1/2s, 2022			620,000	649,450

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			487,000	471,173

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			407,000	429,385

D.R. Horton, Inc. company guaranty sr. unsec. FRN notes 5 3/4s, 2023			90,000	93,150

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			465,000	491,738

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			414,000	440,910

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			115,000	113,275

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			240,000	244,500

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023			160,000	153,600

Gibson Brands, Inc. 144A sr. unsec. notes 8 7/8s, 2018			340,000	355,300

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			400,000	403,000

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			145,000	147,900

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			290,000	303,775

Gray Television, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2020			326,000	341,485

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	600,000	592,985

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			$388,000	283,240

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			195,000	216,054

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			69,000	78,356

Grupo Televisa, S.A.B sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	6,600,000	410,207

GTECH SpA jr. sub. FRN notes Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	515,000	759,019

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			$175,000	179,375

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			412,000	455,260

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			245,000	240,406

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			295,000	314,175

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			821,000	880,523

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	404,965	560,838

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			$175,000	181,563

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			260,000	276,250

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			695,000	764,500

L Brands, Inc. sr. notes 5 5/8s, 2022			190,000	195,938

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			130,000	134,225

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			500,000	521,250

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			160,000	151,600

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			256,000	277,760

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			196,000	221,127

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			274,000	301,400

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			335,000	330,813

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			770,000	875,875

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			145,000	160,225

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			285,000	310,650

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			255,000	288,469

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			90,000	96,300

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			360,000	370,800

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			1,206,979	1,327,677

Navistar International Corp. sr. notes 8 1/4s, 2021			561,000	573,623

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			665,000	684,950

Neiman Marcus Group, LLC (The) 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			301,000	309,278

Neiman Marcus Group, LLC (The) 144A company guaranty sr. unsec. notes 8s, 2021			220,000	225,225

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			260,000	253,500

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			200,000	209,000

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			173,000	169,540

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			666,000	734,265

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			258,000	282,833

Owens Corning company guaranty sr. unsec. notes 9s, 2019			211,000	260,585

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			440,000	441,100

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			365,000	364,088

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			235,000	253,213

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			165,000	167,475

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			325,000	331,500

Quiksilver, Inc./QS Wholesale, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2018			50,000	53,500

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. unsec. notes 10s, 2020			50,000	54,625

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			388,000	382,180

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			175,000	163,625

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			115,000	126,788

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			555,000	599,400

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			87,000	91,133

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			354,000	394,710

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			741,000	815,100

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Netherlands)		EUR	595,000	915,306

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			$200,000	225,500

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			255,000	254,363

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			165,000	161,288

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			165,000	168,094

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			359,000	371,565

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			50,000	50,750

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			501,000	492,233

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			25,000	26,688

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			30,000	31,875

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			255,000	274,125

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			175,000	180,250

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			85,000	81,388

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			465,000	449,888

Thomas Cook Group PLC sr. unsec. notes Ser. EMTN, 7 3/4s, 2017 (United Kingdom)		GBP	449,000	768,521

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			$569,000	567,578

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			358,788	377,624

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			800,000	918,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			115,000	117,588

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			229,000	253,618

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			455,000	490,263

				39,880,959
Consumer staples (1.6%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			700,000	572,250

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			211,000	190,428

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			320,000	344,000

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			115,000	125,350

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			175,000	171,500

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			235,000	229,713

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			432,000	484,380

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			464,000	504,600

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			115,000	115,863

Claire's Stores, Inc. 144A sr. notes 9s, 2019			530,000	592,275

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			115,000	110,256

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			585,000	560,869

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			142,000	162,058

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			200,000	218,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			115,000	110,113

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			285,000	278,588

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			279,000	310,388

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			265,000	294,813

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			380,000	413,250

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	454,000	756,100

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$310,000	281,351

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			634,000	613,395

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			155,000	168,175

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			70,000	73,325

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			170,000	178,925

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			150,000	160,875

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			810,000	837,338

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			245,000	259,088

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			115,000	124,488

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			415,000	446,125

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			210,000	223,913

Post Holdings, Inc. 144A sr. unsec. unsub. notes 7 3/8s, 2022			50,000	53,313

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			500,000	531,250

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			540,000	533,250

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			535,000	617,925

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			125,000	140,156

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			340,000	358,275

Sun Merger Sub, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2021			100,000	103,500

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			305,000	316,438

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			356,000	399,610

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			140,000	143,850

				13,109,359
Energy (6.7%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			309,000	331,403

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			340,000	364,650

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			638,000	634,810

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			355,000	300,863

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			324,000	329,265

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			484,000	509,410

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			115,000	123,050

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			360,000	385,200

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			694,000	759,930

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			325,000	370,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			5,000	5,475

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	145,000	214,317

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$792,000	870,210

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			115,000	121,900

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			515,000	561,350

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			250,000	259,375

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			204,000	212,670

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	515,000	340,814

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$197,000	135,930

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			293,000	320,469

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			1,135,000	1,203,100

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			795,000	827,794

Continental Resources, Inc. company guaranty sr. unsec. notes 4 1/2s, 2023			175,000	176,313

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2021			187,000	209,440

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			685,000	729,525

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			186,000	204,135

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			74,000	79,088

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			882,000	851,130

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			340,000	343,400

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			780,000	865,862

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			575,000	638,250

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			1,855,000	2,314,113

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			316,000	372,504

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			485,000	502,576

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			451,000	474,678

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			719,000	762,140

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			390,000	424,125

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,002,000	1,043,333

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			40,000	42,600

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			175,000	191,625

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			235,000	250,275

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			275,000	279,813

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			125,000	138,750

Kodiak Oil & Gas Corp. 144A sr. unsec. unsub. notes 5 1/2s, 2022			493,000	502,860

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			433,000	483,878

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7s, 2019			605,000	603,488

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)			184,000	106,720

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			1,080,000	1,213,650

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			528,000	551,100

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			242,000	243,513

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			520,000	390,000

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			620,000	588,926

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			180,000	189,450

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			237,000	245,295

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			250,000	272,500

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			270,000	291,600

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			460,000	499,234

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			345,000	351,038

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			543,000	610,875

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			340,000	368,900

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			270,000	259,875

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			728,000	729,820

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			960,000	1,114,435

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			140,000	140,254

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			960,000	976,102

Petroleos de Venezuela SA company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			1,650,000	1,643,400

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			3,705,000	2,973,559

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			650,000	398,125

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			910,000	854,718

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			2,205,000	1,911,713

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			6,535,000	5,865,163

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 12 3/4s, 2022 (Venezuela)			760,000	752,400

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			315,000	313,740

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,440,000	1,759,680

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 5/8s, 2021			325,000	354,422

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			350,000	380,625

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			175,000	174,781

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			290,000	313,200

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			255,000	257,550

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			175,000	182,875

Samson Investment Co. 144A sr. unsec. notes 10 1/4s, 2020			950,000	1,026,000

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			284,000	301,040

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			150,000	161,625

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			385,000	414,838

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			190,000	202,350

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			245,000	260,313

Tervita Corp. 144A company guaranty sr. notes 8s, 2018 (Canada)			125,000	130,000

Tervita Corp. 144A company guaranty sr. unsec. unsub. notes 9s, 2018 (Canada)		CAD	125,000	124,054

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			$385,000	401,363

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			184,000	194,580

Whiting Petroleum Corp. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			266,000	279,965

Williams Cos., Inc. (The) notes 7 3/4s, 2031			158,000	179,124

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			750,000	800,625

				53,421,501
Financials (4.3%)

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			205,000	208,075

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			370,000	403,300

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			269,000	279,088

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			335,000	371,013

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,320,000	1,544,400

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			315,000	388,238

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			375,000	371,250

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,080,000	1,089,851

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018			250,000	249,545

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. bonds 9 3/4s, 2018 (United Kingdom)		EUR	135,000	201,793

Boparan Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 9 7/8s, 2018 (United Kingdom)		GBP	345,000	608,490

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			$135,000	145,463

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			191,000	185,509

CIT Group, Inc. company guaranty sr. notes 5s, 2023			255,000	255,638

CIT Group, Inc. sr. unsec. notes 5s, 2022			315,000	318,938

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			310,000	332,088

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			470,000	532,863

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			380,000	411,350

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			395,000	375,250

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			500,000	506,250

Dresdner Funding Trust I 144A bonds 8.151s, 2031			579,000	586,238

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			706,000	755,420

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			475,000	490,438

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, 2049 (Jersey)		EUR	486,000	687,891

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			$560,000	587,300

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A unsec. sub. notes 6s, 2020			388,000	397,700

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			96,000	104,880

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			20,000	20,600

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			175,000	181,563

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			125,000	121,719

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			415,000	416,038

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			265,000	287,525

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)			299,000	317,936

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			670,000	709,575

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			177,000	190,275

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			505,000	522,675

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			469,000	487,760

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			205,000	231,138

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			185,000	197,719

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	490,268

Nationstar Mortgage, LLC/Nationstar Capital Corp. FRN notes 6 1/2s, 2018			180,000	185,400

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			763,000	726,758

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			438,000	424,860

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			607,000	617,623

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			535,000	568,438

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			120,000	119,400

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			466,000	472,990

Royal Bank of Scotland Group PLC jr. sub. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			600,000	576,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)		EUR	700,000	907,655

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			$775,000	783,215

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 5.298s, 2017 (Russia)			550,000	570,784

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			500,000	542,074

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			200,000	197,000

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			360,000	370,465

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s, perpetual maturity (Jersey)		EUR	182,000	249,122

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	400,000	602,216

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$425,000	396,755

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			468,000	508,950

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)			1,650,000	1,809,927

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			1,065,000	1,131,563

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			3,196,000	3,521,353

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			2,406,000	2,556,375

				34,401,973
Health care (2.4%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			455,000	464,100

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			308,000	309,540

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			325,000	350,594

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	364,000	514,321

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			$510,000	541,875

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			453,000	486,409

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	330,000	502,317

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)			$110,000	110,000

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			696,000	722,970

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			182,000	197,243

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			515,000	531,094

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	160,000	229,998

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$360,000	409,500

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	754,000	1,262,701

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			$284,000	308,509

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			370,000	395,900

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			125,000	139,375

HCA, Inc. sr. notes 6 1/2s, 2020			1,898,000	2,111,525

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			128,000	143,840

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			740,000	789,950

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			200,000	208,000

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			386,000	409,160

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			202,000	210,080

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			415,000	439,900

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			335,000	376,038

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			911,000	1,024,875

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			291,000	313,553

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			245,000	254,494

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			269,000	297,245

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			277,000	303,315

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			540,000	561,600

Service Corp. International/US sr. notes 7s, 2019			180,000	193,500

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			175,000	176,750

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			285,000	302,456

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			640,000	662,400

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			370,000	386,650

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			115,000	111,550

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			455,000	498,225

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			360,000	345,600

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			225,000	237,938

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			70,000	75,425

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			170,000	181,688

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			70,000	74,550

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			70,000	75,250

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s, 2018			505,000	552,975

				18,794,978
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			180,000	188,100

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			252,000	219,240

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			890,000	849,950

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			52,000	52,325

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			643,000	647,019

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			92,000	106,720

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			183,000	198,555

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			956,000	1,102,985

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			1,136,000	1,209,840

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			175,000	195,125

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			226,000	243,233

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			315,000	346,106

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021(FWC)			505,000	513,838

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			85,000	96,688

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			250,000	252,500

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			125,000	141,250

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			430,000	437,525

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			159,000	171,720

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			670,000	663,300

SunGard Data Systems, Inc. unsec. sub. notes 6 5/8s, 2019			265,000	276,925

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			344,000	374,530

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			431,000	466,558

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	380,000	573,932

Trionista TopCo. GmbH 144A sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	375,000	533,463

				9,861,427
Transportation (0.4%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	1,111,000	1,294,850

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			$170,000	181,263

Aguila 3 SA 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Luxembourg)			190,000	202,588

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			419,000	453,568

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			895,000	1,002,400

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			345,000	341,550

				3,476,219
Utilities and power (1.9%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			1,140,000	1,342,350

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			310,000	351,075

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			160,000	153,600

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			1,180,000	1,289,150

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			110,000	114,125

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			85,000	85,213

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			615,000	679,149

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			940,000	1,175

El Paso Corp. sr. unsec. notes 7s, 2017			160,000	180,625

El Paso Natural Gas Co. debs. 8 5/8s, 2022			577,000	741,150

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			979,000	1,027,950

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			220,000	253,000

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			1,390,000	1,452,550

Energy Transfer Equity L.P. company guaranty sr. unsec. notes 7 1/2s, 2020			692,000	799,260

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			208,000	223,600

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			120,000	135,000

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			644,000	743,820

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 7/8s, 2017(PIK)			250,295	261,871

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			150,000	139,923

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			441,000	493,920

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			105,000	120,750

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			100,000	100,000

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			1,525,000	1,749,267

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,375,000	1,519,375

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			280,000	279,300

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			230,000	212,750

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			145,000	179,743

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			205,000	146,063

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	364,000	514,844

				15,290,598

Total corporate bonds and notes (cost $246,890,011)				$256,963,273

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (23.6%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$966,156	$1,089,838

				1,089,838
U.S. Government Agency Mortgage Obligations (23.4%)

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, April 1, 2016			$2,834	2,939
5 1/2s, TBA, November 1, 2043			5,000,000	5,457,031
4s, TBA, December 1, 2043			37,000,000	38,874,572
4s, TBA, November 1, 2043			96,000,000	101,145,005
3 1/2s, TBA, December 1, 2043			14,000,000	14,328,125
3 1/2s, TBA, November 1, 2043			14,000,000	14,366,407
3s, TBA, November 1, 2043			13,000,000	12,831,406

				187,005,485

Total U.S. government and agency mortgage obligations (cost $187,016,671)				$188,095,323

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.3%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$650,790	$465,641

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			1,665,000	1,452,713

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			8,973,000	8,501,918

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			8,017,185	5,772,373

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		BRL	3,500	1,595,900

Brazil (Federal Republic of) unsub. notes 10s, 2014 (Brazil)		BRL	2,365	1,090,320

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	347,500,000	690,367

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			$565,000	603,138

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			620,000	657,975

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			425,000	371,875

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			468,000	514,215

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			1,677,959	1,676,281

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	414,000	278,828

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	294,000	199,785

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	414,000	282,004

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	644,000	440,046

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	2,254,000	1,531,928

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	524,000	353,816

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	1,044,000	706,860

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	1,444,000	982,903

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	874,000	602,687

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	414,000	288,901

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	934,000	663,135

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	174,000	125,831

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	2,574,000	1,903,119

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	294,000	222,398

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	1,444,000	1,118,634

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	294,000	234,090

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	1,214,000	998,627

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	4,054,000	3,432,766

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	374,000	325,570

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	1,724,000	1,580,247

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s, 2018 (Hungary)			$900,000	903,288

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			1,755,000	1,574,516

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			1,555,000	1,686,180

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	22,650,000	701,180

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			$1,275,000	1,109,250

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	3,519,000	5,395,370

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	1,019,000	1,352,057

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			$47,905	56,878

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			200,000	209,680

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			465,000	483,019

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			4,338,406	5,171,379

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			400,000	419,232

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			300,000	282,899

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			187,524	184,316

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	1,019,000	1,541,644

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			$440,000	459,747

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			3,785,000	4,447,186

Ukraine (Government of) 144A bonds 7 3/4s, 2020 (Ukraine)			230,000	208,150

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014 (Ukraine)			700,000	664,999

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			3,240,000	3,113,774

Ukraine (Government of) 144A sr. unsec. notes 7.8s, 2022 (Ukraine)			725,000	636,188

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			1,120,000	1,083,600

Venezuela (Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			650,000	431,353

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018 (Venezuela)			2,215,000	2,386,950

Total foreign government and agency bonds and notes (cost $70,991,548)				$74,167,726

SENIOR LOANS (1.5%)(a)(c)
			Principal amount	Value

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			$183,538	$184,494

Air Medical Group Holdings, Inc. bank term loan FRN 8 3/8s, 2018			480,000	472,800

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			317,600	318,791

Asurion, LLC/CA bank term loan FRN Ser. B1, 4 1/2s, 2019			349,121	348,630

Avaya, Inc. bank term loan FRN Ser. B3, 4.762s, 2017			348,984	322,277

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			55,543	55,729

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			2,069,191	1,939,579

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			491,117	494,493

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017			529,000	540,175

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.929s, 2019			973,000	929,945

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			337,584	338,127

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			444,077	439,544

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			685,000	690,780

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			234,410	205,743

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.18s, 2014(PIK)			199,115	197,621

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.18s, 2014(PIK)			113,335	112,485

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			344,138	346,404

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			240,234	241,060

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018			193,515	187,266

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			116,972	118,837

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020			590,000	593,196

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			199,875	197,002

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			245,000	246,991

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			295,000	295,732

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.704s, 2017			1,360,286	907,424

Travelport, LLC bank term loan FRN 9 1/2s, 2016			599,922	620,419

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			122,420	123,606

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			309,225	311,312

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020			154,677	155,137

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020			307,675	311,444

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018			105,286	105,483

Total senior loans (cost $12,619,565)				$12,352,526

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

2.88/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.88		$107,615,000	$1,859,587

(3.08)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/3.08		107,615,000	1,076

Total purchased swap options outstanding (cost $1,861,740)				$1,860,663

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30yr. 3s (Call)	Dec-13/$98.52		$15,000,000	$113,250

Federal National Mortgage Association 30yr. 3s (Call)	Dec-13/98.59		15,000,000	106,950

Total purchased options outstanding (cost $236,132)				$220,200

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			815	$782,527

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			16,450	441,847

M/I Homes, Inc. $2.438 pfd.			8,790	223,321

Total preferred stocks (cost $1,108,497)				$1,447,695

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			18,917	$975,408

United Technologies Corp. $3.75 cv. pfd.			4,800	303,744

Total convertible preferred stocks (cost $1,127,836)				$1,279,152

COMMON STOCKS (0.1%)(a)
			Shares	Value

Tribune Co.(NON)			7,741	$518,260

Tribune Co. Class 1C(F)			675,896	168,974

Trump Entertainment Resorts, Inc.(NON)			224	448

Total common stocks (cost $378,207)				$687,682

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$230,000	$294,400

Total convertible bonds and notes (cost $249,991)				$294,400

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	117	$10,425

Total warrants (cost $351)				$10,425

SHORT-TERM INVESTMENTS (9.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)			17,438,751	$17,438,751

SSgA Prime Money Market Fund 0.02%(P)			3,690,000	3,690,000

U.S. Treasury Bills with an effective yield of 0.13%, March 6, 2014(SEGSF)			$699,000	698,867

U.S. Treasury Bills with an effective yield of 0.09%, April 3, 2014(SEGSF)(SEGCCS)			6,428,000	6,426,432

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.13%, May 29, 2014(SEG)(SEGSF)(SEGCCS)			35,440,000	35,426,108

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, July 24, 2014(SEG)(SEGSF)(SEGCCS)			9,494,000	9,489,111

Total short-term investments (cost $73,159,308)				$73,169,269

TOTAL INVESTMENTS

Total investments (cost $961,151,255)(b)				$995,550,388

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $413,294,216) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Brazilian Real	Buy	1/3/14	$2,499,329	$2,556,875	$(57,546)
	Canadian Dollar	Sell	1/16/14	383	404	21
	Chilean Peso	Buy	1/16/14	4,301,206	4,408,364	(107,158)
	Euro	Buy	12/18/13	2,034,877	2,026,119	8,758
	Euro	Sell	12/18/13	2,034,877	2,044,811	9,934
	Singapore Dollar	Sell	11/20/13	2,890,381	2,813,066	(77,315)
	Swiss Franc	Sell	12/18/13	2,112,082	2,038,284	(73,798)
Barclays Bank PLC
	Australian Dollar	Buy	1/16/14	1,947,846	1,982,803	(34,957)
	Brazilian Real	Buy	1/3/14	4,454,263	4,570,455	(116,192)
	British Pound	Sell	12/18/13	3,672,174	3,575,356	(96,818)
	Canadian Dollar	Sell	1/16/14	2,567,494	2,568,589	1,095
	Czech Koruna	Sell	12/18/13	2,004,204	2,033,936	29,732
	Euro	Sell	12/18/13	11,739,038	11,583,334	(155,704)
	Hungarian Forint	Buy	12/18/13	1,871,783	1,854,417	17,366
	Japanese Yen	Sell	11/20/13	3,337,175	3,303,320	(33,855)
	Mexican Peso	Sell	1/16/14	1,972,917	1,997,577	24,660
	Norwegian Krone	Buy	12/18/13	2,139,211	2,135,125	4,086
	Polish Zloty	Buy	12/18/13	7,104,825	7,194,643	(89,818)
	Singapore Dollar	Sell	11/20/13	6,140,368	6,116,094	(24,274)
	Swiss Franc	Sell	12/18/13	2,227,515	2,157,155	(70,360)
	Turkish Lira	Buy	12/18/13	1,196,575	1,216,039	(19,464)
Citibank, N.A.
	Australian Dollar	Buy	1/16/14	621,189	619,613	1,576
	Brazilian Real	Buy	1/3/14	4,701,663	4,826,231	(124,568)
	British Pound	Buy	12/18/13	138,328	156,401	(18,073)
	Canadian Dollar	Sell	1/16/14	2,007,969	2,004,281	(3,688)
	Euro	Sell	12/18/13	698,072	711,101	13,029
	Japanese Yen	Sell	11/20/13	378,674	322,832	(55,842)
	New Taiwan Dollar	Sell	11/20/13	3,455,628	3,464,794	9,166
	Swiss Franc	Sell	12/18/13	4,185,906	4,051,544	(134,362)
Credit Suisse International
	British Pound	Buy	12/18/13	1,992,366	2,033,114	(40,748)
	Canadian Dollar	Sell	1/16/14	1,966,136	1,986,374	20,238
	Czech Koruna	Sell	12/18/13	2,004,199	2,012,957	8,758
	Euro	Sell	12/18/13	4,695,453	4,676,140	(19,313)
	Japanese Yen	Buy	11/20/13	3,115,239	3,150,028	(34,789)
	Japanese Yen	Sell	11/20/13	3,115,239	3,090,269	(24,970)
	Mexican Peso	Buy	1/16/14	3,009,270	2,989,197	20,073
	Mexican Peso	Sell	1/16/14	3,009,270	3,026,489	17,219
	New Zealand Dollar	Buy	1/16/14	1,956,586	2,017,489	(60,903)
	Norwegian Krone	Buy	12/18/13	2,051,549	2,074,769	(23,220)
	Singapore Dollar	Sell	11/20/13	5,055,349	5,061,747	6,398
	South Korean Won	Buy	11/20/13	4,561,488	4,528,828	32,660
	Swiss Franc	Sell	12/18/13	4,425,372	4,285,196	(140,176)
Deutsche Bank AG
	Australian Dollar	Buy	1/16/14	378,037	420,844	(42,807)
	British Pound	Buy	12/18/13	1,965,759	1,979,180	(13,421)
	British Pound	Sell	12/18/13	1,965,759	1,906,635	(59,124)
	Canadian Dollar	Buy	1/16/14	1,995,142	2,020,474	(25,332)
	Canadian Dollar	Sell	1/16/14	1,995,142	2,009,454	14,312
	Euro	Sell	12/18/13	8,728,544	8,616,995	(111,549)
	Japanese Yen	Buy	11/20/13	2,024,870	2,028,720	(3,850)
	Japanese Yen	Sell	11/20/13	2,024,870	2,029,945	5,075
	Norwegian Krone	Buy	12/18/13	2,044,203	2,116,825	(72,622)
	Polish Zloty	Buy	12/18/13	3,068,759	3,124,878	(56,119)
	Swiss Franc	Sell	12/18/13	2,216,159	2,139,383	(76,776)
Goldman Sachs International
	Australian Dollar	Buy	1/16/14	2,083,861	2,067,234	16,627
	British Pound	Buy	12/18/13	4,076,899	4,075,788	1,110
	British Pound	Sell	12/18/13	4,145,982	4,069,316	(76,666)
	Canadian Dollar	Sell	1/16/14	16,465	9,871	(6,594)
	Chilean Peso	Buy	1/16/14	4,825,832	4,938,739	(112,907)
	Euro	Sell	12/18/13	6,283,868	6,089,161	(194,707)
	Japanese Yen	Buy	11/20/13	1,999,305	2,023,524	(24,219)
	Japanese Yen	Sell	11/20/13	1,999,305	2,003,070	3,765
HSBC Bank USA, National Association
	British Pound	Buy	12/18/13	4,500,377	4,522,427	(22,050)
	British Pound	Sell	12/18/13	4,500,377	4,512,497	12,120
	Canadian Dollar	Sell	1/16/14	1,391,487	1,405,803	14,316
	Chinese Yuan (Offshore)	Sell	11/20/13	101,455	52,667	(48,788)
	Euro	Sell	12/18/13	1,110,451	1,061,731	(48,720)
	Indian Rupee	Sell	11/20/13	803,217	796,141	(7,076)
	New Taiwan Dollar	Sell	11/20/13	3,455,632	3,455,687	55
	Swedish Krona	Buy	12/18/13	1,963,850	1,937,288	26,562
	Swedish Krona	Sell	12/18/13	1,963,850	1,986,558	22,708
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/14	2,061,757	2,054,431	7,326
	Brazilian Real	Buy	1/3/14	4,434,487	4,550,469	(115,982)
	British Pound	Buy	12/18/13	6,305,849	6,298,956	6,893
	British Pound	Sell	12/18/13	6,311,138	6,248,694	(62,444)
	Czech Koruna	Buy	12/18/13	1,277,207	1,259,979	17,228
	Czech Koruna	Sell	12/18/13	1,277,207	1,239,191	(38,016)
	Euro	Sell	12/18/13	8,274,615	8,211,633	(62,982)
	Hungarian Forint	Buy	12/18/13	2,198,084	2,229,041	(30,957)
	Japanese Yen	Sell	11/20/13	41,249	71,178	29,929
	Malaysian Ringgit	Buy	11/20/13	5,154,278	5,105,600	48,678
	Malaysian Ringgit	Sell	11/20/13	5,154,278	4,934,591	(219,687)
	Mexican Peso	Sell	1/16/14	1,972,917	1,985,748	12,831
	New Taiwan Dollar	Sell	11/20/13	6,586,611	6,578,070	(8,541)
	New Zealand Dollar	Buy	1/16/14	1,956,586	2,017,405	(60,819)
	Norwegian Krone	Buy	12/18/13	2,407,762	2,419,856	(12,094)
	Polish Zloty	Buy	12/18/13	5,842,172	5,877,083	(34,911)
	Russian Ruble	Sell	12/18/13	144,737	137,557	(7,180)
	Singapore Dollar	Sell	11/20/13	4,564,199	4,530,472	(33,727)
	South Korean Won	Buy	11/20/13	6,336,382	6,313,804	22,578
	Swiss Franc	Buy	12/18/13	2,115,831	2,107,604	8,226
	Swiss Franc	Sell	12/18/13	2,149,898	2,087,280	(62,618)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	56,908	10,694	46,214
	Brazilian Real	Buy	1/3/14	4,717,960	4,826,433	(108,473)
	British Pound	Buy	12/18/13	160	162	(2)
	British Pound	Sell	12/18/13	160	155	(5)
	Canadian Dollar	Sell	1/16/14	1,993,706	2,018,101	24,395
	Euro	Sell	12/18/13	5,477,711	5,279,202	(198,509)
	Hungarian Forint	Buy	12/18/13	1,871,782	1,854,678	17,104
	Japanese Yen	Sell	11/20/13	2,025,960	1,986,662	(39,298)
	Mexican Peso	Sell	1/16/14	1,923,006	1,947,090	24,084
	Swedish Krona	Buy	12/18/13	1,557,431	1,573,914	(16,483)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	2,048,211	2,031,542	16,669
	Brazilian Real	Buy	1/3/14	4,137,536	4,259,418	(121,882)
	British Pound	Buy	12/18/13	1,992,367	2,018,844	(26,477)
	Canadian Dollar	Sell	1/16/14	568,714	574,559	5,845
	Chilean Peso	Buy	1/16/14	1,032,203	1,050,426	(18,223)
	Chilean Peso	Sell	1/16/14	1,032,203	1,046,277	14,074
	Czech Koruna	Buy	12/18/13	1,277,207	1,260,041	17,166
	Czech Koruna	Sell	12/18/13	1,277,207	1,240,090	(37,117)
	Euro	Sell	12/18/13	7,456,237	7,433,567	(22,670)
	Japanese Yen	Sell	11/20/13	2,610,006	2,603,082	(6,924)
	New Taiwan Dollar	Sell	11/20/13	6,586,615	6,577,514	(9,101)
	New Zealand Dollar	Buy	1/16/14	1,956,586	2,002,764	(46,178)
	Norwegian Krone	Buy	12/18/13	369,714	343,754	25,960
	Polish Zloty	Buy	12/18/13	4,036,130	4,069,057	(32,927)
	Singapore Dollar	Sell	11/20/13	5,495,218	5,412,320	(82,898)
	South Korean Won	Buy	11/20/13	7,603,217	7,545,356	57,861
	Swedish Krona	Buy	12/18/13	1,997,456	2,015,712	(18,256)
	Swiss Franc	Sell	12/18/13	298,891	223,451	(75,440)
UBS AG
	Australian Dollar	Buy	1/16/14	2,016,889	2,000,532	16,357
	Australian Dollar	Sell	1/16/14	2,016,889	1,998,399	(18,490)
	British Pound	Buy	12/18/13	10,227,750	10,199,551	28,199
	British Pound	Sell	12/18/13	10,227,750	10,195,384	(32,366)
	Canadian Dollar	Sell	1/16/14	2,700,458	2,714,261	13,803
	Czech Koruna	Sell	12/18/13	3,882,217	3,907,133	24,916
	Euro	Sell	12/18/13	7,364,039	7,367,075	3,036
	Hungarian Forint	Buy	12/18/13	2,198,083	2,251,630	(53,547)
	Japanese Yen	Sell	11/20/13	621,382	576,401	(44,981)
	Mexican Peso	Sell	1/16/14	2,074,887	2,095,777	20,890
	New Zealand Dollar	Buy	1/16/14	1,956,668	2,002,938	(46,270)
	Norwegian Krone	Buy	12/18/13	3,393,673	3,429,504	(35,831)
	Russian Ruble	Sell	12/18/13	536,671	509,740	(26,931)
	Singapore Dollar	Sell	11/20/13	5,697,360	5,626,168	(71,192)
	Swedish Krona	Buy	12/18/13	2,382,232	2,360,886	21,346
	Swiss Franc	Sell	12/18/13	1,279,244	1,101,111	(178,133)
	Turkish Lira	Buy	12/18/13	1,839,784	1,869,154	(29,370)
	Turkish Lira	Sell	12/18/13	1,839,784	1,832,704	(7,080)
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	2,020,369	2,044,383	(24,014)
	Canadian Dollar	Sell	1/16/14	1,471,228	1,486,356	15,128
	Euro	Sell	12/18/13	1,571,985	1,560,562	(11,423)
	Japanese Yen	Sell	11/20/13	40,470	34,064	(6,406)

Total						$(3,949,938)

FUTURES CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	5	$550,696	Dec-13	$7,137
Euro-Bobl 5 yr (Long)	17	2,891,911	Dec-13	52,484
Euro-Bund 10 yr (Short)	292	56,297,716	Dec-13	(1,378,267)
Euro-Buxl 30 yr (Short)	21	3,594,886	Dec-13	(81,612)
Japanese Government Bond 10 yr (Short)	2	2,950,676	Dec-13	(46,994)
Japanese Government Bond 10 yr Mini (Long)	15	2,212,244	Dec-13	34,263
U.K. Gilt 10 yr (Long)	218	38,889,935	Dec-13	393,966
U.S. Treasury Note 5 yr (Short)	170	20,686,875	Dec-13	(131,175)
U.S. Treasury Note 10 yr (Short)	26	3,311,344	Dec-13	(14,878)

Total				$(1,165,076)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/13 (premiums $1,861,747) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.98/3 month USD-LIBOR-BBA/Nov-23
	Nov-13/2.98	$76,053,300	$5,324

(2.98)/3 month USD-LIBOR-BBA/Nov-23
	Nov-13/2.98	76,053,300	1,989,554

Total			$1,994,878

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Credit Suisse International

(2.70625)/3 month USD-LIBOR-BBA/Dec-23 (Written)	Dec-13/2.70625	$13,500,000	$7,290
(2.7165)/3 month USD-LIBOR-BBA/Dec-23 (Written)	Dec-13/2.7165	13,500,000	810

Total			$8,100

TBA SALE COMMITMENTS OUTSTANDING at 10/31/13 (proceeds receivable $53,407,871) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, November 1, 2043	$37,000,000	11/13/13	$38,982,971
Federal National Mortgage Association, 3 1/2s, November 1, 2043	14,000,000	11/13/13	14,366,406

Total			$53,349,377

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	CAD	14,591,000		$—	10/31/23	2.9075%	3 month CAD-BA-CDOR	$(23,855)
	Barclays Bank PLC
	EUR	95,799,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	546,038
	GBP	6,323,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(775,365)
	Credit Suisse International
	AUD	14,134,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8725%	(555,480)
	AUD	9,268,000		—	5/10/23	6 month AUD-BBR-BBSW	3.73%	(429,328)
	AUD	8,147,000		—	5/23/23	3.88%	6 month AUD-BBR-BBSW	287,985
	AUD	5,457,000		—	8/26/23	6 month AUD-BBR-BBSW	4.52%	57,387
	CHF	10,035,000		—	5/3/23	1.0075%	6 month CHF-LIBOR-BBA	318,361
	CHF	10,035,000		—	5/3/23	1.01875%	6 month CHF-LIBOR-BBA	306,481
	CHF	6,771,000		—	9/19/23	6 month CHF-LIBOR-BBA	1.6025%	142,079
	CHF	4,101,000		—	10/14/23	1.535%	6 month CHF-LIBOR-BBA	(49,563)
	CHF	4,403,000		—	10/22/23	6 month CHF-LIBOR-BBA	1.51875%	43,256
	EUR	32,040,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	(213,241)
	Goldman Sachs International
	AUD	7,759,000		—	5/1/23	3.775%	6 month AUD-BBR-BBSW	330,469
	AUD	29,873,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8825%	(1,151,419)
	AUD	4,933,000		—	5/27/23	3.955%	6 month AUD-BBR-BBSW	146,022
	AUD	4,802,000		—	9/27/23	4.3625%	6 month AUD-BBR-BBSW	19,088
	CAD	6,316,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	125,245
	CHF	27,397,000		—	5/2/23	6 month CHF-LIBOR-BBA	1.008%	(866,528)
	CHF	8,122,000		—	5/13/23	1.0325%	6 month CHF-LIBOR-BBA	242,611
	CHF	6,596,000		—	5/16/23	1.065%	6 month CHF-LIBOR-BBA	175,289
	CHF	6,309,000		—	8/12/23	1.495%	6 month CHF-LIBOR-BBA	(78,130)
	CHF	4,095,000		—	7/1/23	6 month CHF-LIBOR-BBA	1.5175%	72,291
	CHF	14,900,000		—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	258,661
	CHF	14,900,000		—	7/3/23	6 month CHF-LIBOR-BBA	1.5275%	277,907
	CHF	1,627,000		—	9/3/23	6 month CHF-LIBOR-BBA	1.585%	32,984
	CHF	13,209,000		—	10/21/23	6 month CHF-LIBOR-BBA	1.55%	173,276
	EUR	414,324,000	(E)	—	8/6/17	1 month EUR-EONIA-OIS-COMPOUND	1.102%	591,238
	EUR	100,389,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(15,928)
	EUR	100,389,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(79,882)
	EUR	100,389,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(15,928)
	EUR	100,389,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(86,519)
	EUR	100,389,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(50,041)
	EUR	100,389,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(43,099)
	GBP	6,323,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	32,154
	KRW	11,900,000,000		—	7/12/18	3.07%	3 month KRW-CD-KSDA-BLOOMBERG	(48,247)
	KRW	28,260,000,000		—	7/12/15	3 month KRW-CD-KSDA-BLOOMBERG	2.771%	8,036
	SEK	18,010,000		—	10/14/23	2.84%	3 month SEK-STIBOR-SIDE	(45,737)
	JPMorgan Chase Bank N.A.
	CAD	23,610,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(250,401)
	CAD	4,227,000		—	8/6/23	3 month CAD-BA-CDOR	3.01625%	72,578
	CAD	9,229,000		—	9/17/23	3 month CAD-BA-CDOR	3.23%	301,315
	ZAR	255,869,000		—	7/10/15	5.90%	3 month ZAR-JIBAR-SAFEX	(77,397)
	ZAR	114,955,000		—	7/10/18	3 month ZAR-JIBAR-SAFEX	7.11%	91,378

	Total			$—		$(203,959)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	GBP	6,838,000		$(144)	9/17/23	2.85375%	6 month GBP-LIBOR-BBA	$(286,813)
	EUR	48,824,000	(E)	(261)	9/3/17	1.53%	1 month EUR-EONIA-OIS-COMPOUND	(311,165)
	EUR	9,695,000		(91)	7/17/23	1.918%	6 month EUR-EURIBOR-REUTERS	(59,420)
	EUR	7,418,000		(70)	7/17/23	1.906%	6 month EUR-EURIBOR-REUTERS	(34,041)
	EUR	1,145,000		(11)	9/3/23	6 month EUR-EURIBOR-REUTERS	2.1825%	39,909
	EUR	13,223,000		(128)	10/21/23	6 month EUR-EURIBOR-REUTERS	2.168%	369,631
	JPY	1,636,542,000		(294)	7/12/43	2.024375%	6 month JPY-LIBOR-BBA	(1,275,494)
	JPY	512,127,000		(94)	10/3/43	6 month JPY-LIBOR-BBA	1.8425%	134,286
	JPY	7,875,924,000		(319)	7/12/18	6 month JPY-LIBOR-BBA	0.5175%	788,511
	JPY	818,271,000		(148)	7/18/43	1.9825%	6 month JPY-LIBOR-BBA	(545,764)
	JPY	3,937,962,000		(161)	7/18/18	6 month JPY-LIBOR-BBA	0.4825%	321,836
	JPY	5,906,943,000		(243)	8/28/18	0.4475%	6 month JPY-LIBOR-BBA	(352,451)
	JPY	1,232,341,000		(51)	10/3/18	0.403%	6 month JPY-LIBOR-BBA	(40,553)
	JPY	614,550,000		(114)	10/15/43	6 month JPY-LIBOR-BBA	1.73%	(21,687)
	EUR	12,900,000		(226)	9/12/23	2.33%	6 month EUR-EURIBOR-REUTERS	(681,761)
		$2,054,000		(129)	9/25/23	3 month USD-LIBOR-BBA	2.92%	52,684
	EUR	4,387,000		(78)	10/21/23	6 month EUR-EURIBOR-REUTERS	2.171%	124,270
	EUR	3,305,000		(58)	9/19/23	2.215%	6 month EUR-EURIBOR-REUTERS	(123,699)
	EUR	12,494,000		(227)	11/4/23	6 month EUR-EURIBOR-REUTERS	1.961%	(566)
	GBP	3,958,000		(80)	7/31/23	2.44375%	6 month GBP-LIBOR-BBA	47,355
	JPY	1,232,341,000		(101)	10/3/18	0.403%	6 month JPY-LIBOR-BBA	(40,603)
	JPY	512,127,000		(177)	10/3/43	6 month JPY-LIBOR-BBA	1.843%	134,882
	EUR	4,387,000		(78)	10/18/23	6 month EUR-EURIBOR-REUTERS	2.219%	152,869
	EUR	13,893,000		(248)	10/15/23	6 month EUR-EURIBOR-REUTERS	2.155%	374,279
	EUR	23,400,000		(414)	6/20/23	1.835%	6 month EUR-EURIBOR-Telerate	40,073
	EUR	32,000,000	(E)	(466)	7/2/23	2.895%	6 month EUR-EURIBOR-Telerate	(127,334)
	EUR	32,000,000	(E)	(467)	7/3/23	2.89%	6 month EUR-EURIBOR-REUTERS	(116,473)
	EUR	63,657,000		(1,096)	7/15/23	1.945%	6 month EUR-EURIBOR-REUTERS	(619,624)
	EUR	1,475,000		(26)	9/3/23	2.1735%	6 month EUR-EURIBOR-REUTERS	(49,740)
	EUR	4,081,000	(E)	(60)	9/3/23	3.0925%	6 month EUR-EURIBOR-REUTERS	(54,307)
	EUR	24,875,000		(452)	11/4/23	6 month EUR-EURIBOR-REUTERS	1.95%	(36,084)
	GBP	88,500,000	(E)	(538)	10/23/16	6 month GBP-LIBOR-BBA	1.645%	63,317
	GBP	4,599,000		(94)	8/8/23	2.5975%	6 month GBP-LIBOR-BBA	(44,115)
	GBP	12,400,000		(229)	10/23/20	2.144%	6 month GBP-LIBOR-BBA	(35,744)
		$707,029,600	(E)	1,233,735	12/18/15	3 month USD-LIBOR-BBA	0.75%	(2,824,613)
		383,581,100	(E)	2,718,460	12/18/18	3 month USD-LIBOR-BBA	2.05%	(7,231,634)
		63,653,200	(E)	(404,271)	12/18/43	3 month USD-LIBOR-BBA	3.85%	2,540,963
		94,463,600	(E)	2,095,144	12/18/23	3 month USD-LIBOR-BBA	3.15%	(1,475,581)
		45,725,000	(E)	(70,131)	12/18/15	3 month USD-LIBOR-BBA	0.65%	101,338
		116,936,000	(E)	989,349	12/18/18	1.95%	3 month USD-LIBOR-BBA	(1,472,154)
		15,567,000	(E)	425,622	12/18/23	3.05%	3 month USD-LIBOR-BBA	(20,374)
	EUR	6,612,000		(119)	10/22/23	6 month EUR-EURIBOR-REUTERS	2.125%	148,040
	EUR	13,208,000		(240)	11/1/23	6 month EUR-EURIBOR-REUTERS	1.997%	65,575
	GBP	3,196,000		(65)	8/6/23	2.581%	6 month GBP-LIBOR-BBA	(24,046)
	GBP	88,500,000	(E)	(536)	10/21/16	6 month GBP-LIBOR-BBA	1.75%	181,097
	GBP	12,400,000		(188)	10/21/20	2.222%	6 month GBP-LIBOR-BBA	(142,142)

	Total			$6,979,387		$(12,367,067)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$864,066	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(12,101)
	14,697,534	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	277,739
	3,994,810	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(75,490)
	1,818,472	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	36,831
Barclays Bank PLC
	845,355	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,877
	1,357,965	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,171)
	1,528,863	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,395
	1,352,189	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,425
	4,699,005	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(65,809)
	19,224,857	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(269,241)
	1,213,233	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,991)
	5,011,723	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(44,063)
	541,039	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,469
	2,162,870	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(30,291)
	150,486	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,108)
	1,519,313	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,848
	7,090,129	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,958
	4,906,538	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(68,715)
	1,783,921	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(16,679)
	4,375,668	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(38,471)
	4,451,082	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,274
	1,309,342	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	10,815
	213,902	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,041)
	1,173,033	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,313)
	620,386	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,571
	4,030,754	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(76,169)
	3,056,662	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	42,600
	665,403	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	9,274
	5,442,092	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(76,215)
	775,673	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,601
	4,557,940	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,544
	3,180,632	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,964)
	3,190,923	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	26,358
	1,846,842	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,237)
	3,897,887	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(54,589)
	1,098,032	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	22,239
	654,468	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,453
	2,544,495	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(35,635)
	4,964,774	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	19,036
	19,137,271	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	48,470
	1,700,350	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	23,697
	4,200,901	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,640
	740,881	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,645
	2,402,550	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,335
	1,741,707	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,868
	8,099,727	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	153,060
	193,603	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(441)
	204,884	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,801)
	11,436,592	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(100,550)
	6,722,606	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(15,326)
	8,169,028	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	71,822
	4,801,826	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	10,947
	9,080,230	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	171,589
	1,396,819	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	26,396
	3,472,985	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	48,639
	1,727,475	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,404)
	863,738	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,202)
	863,738	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,202)
	3,994,810	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(75,490)
	1,733,385	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,412)
	4,502,121	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,265)
	1,733,385	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,412)
	6,732,536	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	94,288
	56,511	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(497)
	5,876,338	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(82,297)
	4,754,085	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	66,580
	2,336,667	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(38,065)
	1,406,631	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(22,914)
	1,364,343	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	3,456
	1,783,855	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(29,060)
	3,632,483	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,937)
	1,279,886	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(24,186)
	3,166,444	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(15,416)
	454,376	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,212)
	3,460,860	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,816)
	2,040,784	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,942)
	12,205,150	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	227,413
	2,861,886	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	54,081
	3,112,999	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	43,597
	1,557,792	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,696)
	1,639,192	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,412)
EUR	1,475,000	—	9/3/23	1.875%	Eurostat Eurozone HICP excluding tobacco	18,729
Citibank, N.A.
	$2,670,953	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,765
	6,077,253	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,392
	5,627,030	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,252
	2,814,485	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(39,416)
	4,360,622	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	82,402
	2,955,774	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	32,013
	6,983,346	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	97,800
	2,454,007	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	34,368
	3,931,329	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	55,058
	5,651,428	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	106,795
	3,512,852	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	71,148
Credit Suisse International
	2,025,751	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,131
	14,323,178	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	199,617
	3,580,369	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	49,898
	2,404,742	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,142)
	5,447,353	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	75,918
	5,045,714	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	70,664
	3,085,285	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(58,302)
	3,994,810	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(75,490)
	1,279,886	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(24,186)
	7,328,579	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	102,635
	6,121,739	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	85,734
	5,943,713	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	83,241
	8,124,779	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	113,786
	6,000,268	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	84,033
	4,973,038	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	93,975
	15,109,109	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	211,600
	4,683,760	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	65,595
	4,770,112	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	90,141
	8,350,427	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	157,798
	2,203,060	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	41,631
	4,390,196	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	82,961
	2,862,340	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	54,090
	2,830,946	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	53,496
	3,729,309	12,820	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(49,473)
	3,726,876	582	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	71,564
	4,625,775	(34,693)	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	61,541
Deutsche Bank AG
	2,404,742	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,142)
Goldman Sachs International
	2,641,869	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(36,999)
	656,550	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(6,138)
	2,603,452	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(24,341)
	996,164	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,850)
	1,624,366	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(22,749)
	1,596,559	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(30,170)
	3,369,336	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(45,084)
	3,369,336	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(45,084)
	2,546,123	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(48,114)
	771,208	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,573)
	5,584,218	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(78,206)
	2,806,617	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(39,306)
	9,868,273	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(186,480)
	9,158,489	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(173,067)
	1,523,164	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,392)
	572,208	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,031)
	17,051,196	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(322,216)
	4,275,994	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(80,803)
	1,459,618	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,442)
	4,225,416	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(59,176)
	1,249,857	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(11,685)
	1,196,238	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(11,184)
	3,185,291	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(44,609)
	75,148	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(366)
	1,829,514	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(34,572)
	13,455,768	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(272,527)
	1,257,481	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(11,757)
	751,164	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(7,023)
	2,514,837	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(23,512)
	3,093,475	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(58,457)
	545,997	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,658)
	16,568,727	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(232,042)
	5,909,780	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(82,765)
	1,073,717	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,440)
	6,170,918	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(86,423)
	611,289	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,561)
	6,127,640	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(85,816)
	2,086,715	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,346)
	1,288,340	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,327)
	38,476	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(187)
	98,715	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(868)
	263,319	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,315)
	3,967,721	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(55,567)
	2,657,606	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,219)
	5,093,908	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(71,339)
	3,634,783	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(50,904)
	7,571,521	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(106,038)
	7,669,153	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(102,619)
	7,394,970	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	103,565
	7,367,922	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	103,186
	1,095,697	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,345
	1,095,697	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,345
	2,964,258	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	56,015
	2,955,774	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(32,013)
	587,959	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,862
	558,936	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,226)
	3,612,652	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(50,595)
	3,532,085	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(66,746)
	6,266,816	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	87,766
	6,127,347	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(115,788)
	6,636,978	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(88,808)
	3,994,810	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(75,490)
	3,732,648	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(52,275)
	6,699,586	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(93,826)
	2,560,227	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(48,380)
	5,373,242	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(75,251)
	5,328,840	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	100,699
	1,821,324	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	34,417
	9,673,902	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	135,481
	9,673,902	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	135,481
	6,668,112	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	93,386
	7,648,833	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	144,540
	29,134,000	—	8/9/18	2.2575%	USA Non Revised Consumer Price Index- Urban (CPI-U)	128,190
	29,134,000	—	8/15/18	2.225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	85,363
EUR	23,400,000	—	6/20/23	1.84%	Eurostat Eurozone HICP excluding tobacco	386,340
EUR	24,875,000	—	11/4/23	(1.825%)	Eurostat Eurozone HICP excluding tobacco	(53,667)
JPMorgan Chase Bank N.A.
	$10,168,637	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(142,410)
	6,639,210	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(125,461)
	5,899,944	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(82,628)
	2,974,910	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	27,814
	553,258	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,743

Total		$(21,291)	$68,829

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$9,980	$146,000	5/11/63	300 bp	$1,611
	CMBX NA BBB Index	BBB-/P	19,586	325,000	5/11/63	300 bp	958
	CMBX NA BBB Index	BBB-/P	40,127	650,000	5/11/63	300 bp	2,872
	CMBX NA BBB Index	BBB-/P	38,247	671,000	5/11/63	300 bp	(213)
	Barclays Bank PLC
	CMBX NA BBB Index	BBB-/P	77,713	701,000	5/11/63	300 bp	37,534
	Irish Gov't, 4.50%, 4/18/2020	—	(81,643)	1,019,000	9/20/17	(100 bp)	(82,395)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(166,263)	1,019,000	9/20/17	(100 bp)	(79,197)
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	3,526	120,000	5/11/63	300 bp	(3,352)
	CMBX NA BBB Index	BBB-/P	2,606	336,000	5/11/63	300 bp	(16,652)
	CMBX NA BBB Index	BBB-/P	46,080	377,000	5/11/63	300 bp	24,471
	CMBX NA BBB Index	BBB-/P	36,858	380,000	5/11/63	300 bp	15,078
	CMBX NA BBB Index	BBB-/P	7,635	399,000	5/11/63	300 bp	(15,235)
	CMBX NA BBB Index	BBB-/P	48,395	608,000	5/11/63	300 bp	13,546
	CMBX NA BBB Index	BBB-/P	48,442	665,000	5/11/63	300 bp	10,326
	CMBX NA BBB Index	BBB-/P	7,802	672,000	5/11/63	300 bp	(30,715)
	CMBX NA BBB Index	BBB-/P	11,523	750,000	5/11/63	300 bp	(31,464)
	CMBX NA BBB Index	BBB-/P	85,870	760,000	5/11/63	300 bp	42,310
	CMBX NA BBB Index	BBB-/P	62,716	786,000	5/11/63	300 bp	17,666
	CMBX NA BBB Index	BBB-/P	61,012	788,000	5/11/63	300 bp	15,847
	CMBX NA BBB Index	BBB-/P	51,903	789,000	5/11/63	300 bp	6,680
	CMBX NA BBB Index	BBB-/P	24,251	797,000	5/11/63	300 bp	(21,431)
	CMBX NA BBB Index	BBB-/P	14,042	797,000	5/11/63	300 bp	(31,639)
	CMBX NA BBB Index	BBB-/P	73,649	961,000	5/11/63	300 bp	18,568
	CMBX NA BBB Index	BBB-/P	66,890	1,630,000	5/11/63	300 bp	(26,537)
	CMBX NA BBB Index	BBB-/P	1,441	13,000	5/11/63	300 bp	696
	CMBX NA BBB Index	BBB-/P	17,070	219,000	5/11/63	300 bp	4,517
	CMBX NA BBB Index	BBB-/P	29,498	339,000	5/11/63	300 bp	10,067
	CMBX NA BBB Index	BBB-/P	29,274	339,000	5/11/63	300 bp	9,843
	CMBX NA BBB Index	BBB-/P	34,887	360,000	5/11/63	300 bp	14,253
	CMBX NA BBB Index	BBB-/P	113,270	1,063,000	5/11/63	300 bp	52,343
	CMBX NA BBB Index	BBB-/P	148,173	1,403,000	5/11/63	300 bp	67,757
	Spain Gov't, 5.50%, 7/30/2017	—	(120,132)	1,019,000	9/20/17	(100 bp)	(100,156)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	CC/F	161,961	1,385,000	3/20/17	500 bp	(310,365)

	Total		$1,006,389	$(382,408)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $798,142,164.
(b)	The aggregate identified cost on a tax basis is $975,034,148, resulting in gross unrealized appreciation and depreciation of $35,684,198 and $15,167,958, respectively, or net unrealized appreciation of $20,516,240.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$19,883,474	$116,723,380	$119,168,103	$2,622	$17,438,751
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $312,178,706 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	82.7%
	Russia	2.4
	Venezuela	1.8
	Greece	1.6
	Argentina	1.6
	United Kingdom	1.3
	Luxembourg	1.2
	Brazil	0.8
	Canada	0.7
	Ireland	0.7
	Germany	0.6
	Ukraine	0.6
	Indonesia	0.5
	Mexico	0.5
	Other	3.0

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $662,519 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $6,073,406 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $7,023,965.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer cyclicals	$518,260	$448	$168,974
Total common stocks	518,260	448	168,974
Convertible bonds and notes	—	294,400	—
Convertible preferred stocks	303,744	975,408	—
Corporate bonds and notes	—	256,963,273	—
Foreign government and agency bonds and notes	—	74,167,726	—
Mortgage-backed securities	—	385,002,054	—
Preferred stocks	441,847	1,005,848	—
Purchased options outstanding	—	220,200	—
Purchased swap options outstanding	—	1,860,663	—
Senior loans	—	12,352,526	—
U.S. government and agency mortgage obligations	—	188,095,323	—
Warrants	—	10,425	—
Short-term investments	21,128,751	52,040,518	—

Totals by level	$22,392,602	$972,988,812	$168,974

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,949,938)	$—
Futures contracts	(1,165,076)	—	—
Written options outstanding	—	—	—
Written swap options outstanding	—	(1,994,878)	—
Forward premium swap option contracts	—	8,100	—
TBA sale commitments	—	(53,349,377)	—
Interest rate swap contracts	—	(19,550,413)	—
Total return swap contracts	—	90,120	—
Credit default contracts	—	(1,388,797)	—

Totals by level	$(1,165,076)	$(80,135,183)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$107,042	$1,495,839
Foreign exchange contracts	888,155	4,838,093
Equity contracts	10,425	—
Interest rate contracts	19,047,859	39,579,143

Total	$20,053,481	$45,913,075

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (contract amount)	$22,500,000
Purchased swap option contracts (contract amount)	$276,300,000
Written swap option contracts (contract amount)	$210,400,000
Futures contracts (number of contracts)	800
Forward currency contracts (contract amount)	$715,600,000
OTC interest rate swap contracts (notional)	$2,538,400,000
Centrally cleared interest rate swap contracts (notional)	$2,586,400,000
OTC total return swap contracts (notional)	$898,900,000
OTC credit default swap contracts (notional)	$24,100,000
Warrants (number of warrants)	100

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013